SCHEDULE OF REDEEMABLE CONVERTIBLE PREFERRED STOCK WARRANT LIABILITY ACTIVITY (Details) - Notable Labs Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance as of December 31, 2021
Fair value of warrants at issuance	2,515
Balance as of December 31, 2022	5,113
Redeemable Convertible Preferred Stock [Member]
Balance as of December 31, 2021
Fair value of warrants at issuance	2,053
Change in fair value	3,060
Balance as of December 31, 2022	$ 5,113